Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	CAD 832	CAD 145
Fair value hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	(17)	(53)
Gains (losses) recognized for hedged items	18	33
Ineffectiveness recognized in investment income	1	(20)
Fair value hedges [Member] | Interest rate swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	2	(52)
Gains (losses) recognized for hedged items	(3)	30
Ineffectiveness recognized in investment income	(1)	(22)
Fair value hedges [Member] | Interest rate swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	(17)	(1)
Gains (losses) recognized for hedged items	17	1
Fair value hedges [Member] | Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	(2)
Gains (losses) recognized for hedged items	4	2
Ineffectiveness recognized in investment income	CAD 2	CAD 2